Investments - Summary of movements in investment in joint ventures and associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Movements In investment In Joint Ventures And Associates [Line Items]
Investments recognized as a result of business combination		R$ 40,547
Capital increase	R$ 17,744	13,140
Equity gain (loss)	(1,067)	(1,500)
Foreign exchange variation	(2,547)	2,894
Investments accounted for using equity method	65,796	55,081
Dividends Distributed On Investment	(3,415)
CCLA Holdings [Member]
Disclosure Of Movements In investment In Joint Ventures And Associates [Line Items]
Investments recognized as a result of business combination		32,604
Capital increase	16,901	13,140
Equity gain (loss)	(9,610)	(1,652)
Foreign exchange variation	(791)	2,356
Investments accounted for using equity method	52,948	46,448
Dividends Distributed On Investment	0
Mexican Associates [Member]
Disclosure Of Movements In investment In Joint Ventures And Associates [Line Items]
Investments recognized as a result of business combination		7,943
Capital increase	0	0
Equity gain (loss)	988	152
Foreign exchange variation	619	538
Investments accounted for using equity method	10,240	8,633
Dividends Distributed On Investment	0
CCLA Operator [Member]
Disclosure Of Movements In investment In Joint Ventures And Associates [Line Items]
Investments recognized as a result of business combination		0
Capital increase	0	0
Equity gain (loss)	7,564	0
Foreign exchange variation	(2,444)	0
Investments accounted for using equity method	1,705	0
Dividends Distributed On Investment	(3,415)
Real Estate Manual Montt Rentas SpA [Member]
Disclosure Of Movements In investment In Joint Ventures And Associates [Line Items]
Investments recognized as a result of business combination		0
Capital increase	843	0
Equity gain (loss)	0	0
Foreign exchange variation	60	0
Investments accounted for using equity method	903	R$ 0
Dividends Distributed On Investment	R$ 0